Regulatory Matters - Pending Infrastructure Surcharge Filings Additional Information (Details) - USD ($) $ in Millions	Jan. 20, 2026	Sep. 03, 2025	Jun. 30, 2025
Indiana | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount	$ 15
Missouri
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount		$ 13
West Virginia
Public Utilities, General Disclosures [Line Items]
Infrastructure surcharge, annualized incremental revenues, requested amount			$ 3